Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Operations and Comprehensive Loss
Net revenues	$ 1
Cost of net revenues	1
Operating expenses:
Research and development	365	103	2,519	671
Sales and marketing	378	73	2,299	132
General and administrative	401	165	2,953	711
Total operating expenses	1,144	341	7,771	1,514
Loss from operations	(1,144)	(341)	(7,771)	(1,514)
Other Income			40
Interest expense, net		23	76	74
Net and comprehensive loss	(1,144)	(364)	(7,807)	(1,588)
Accretion on Series A convertible redeemable preferred stock	(43)		(163)
Deemed dividend on Series A convertible redeemable preferred stock	(50)		(159)
Net loss available to common stockholders	$ (1,237)	$ (364)	$ (8,129)	$ (1,588)
Basic and diluted net loss per share	$ (0.11)	$ (0.05)	$ (0.80)	$ (0.22)
Shares used in computing basic and diluted net loss per share	11,408,000	7,750,000	10,217,000	7,119,000